Related party transactions - Schedule of transactions with TELUS Corporation (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)
Related party transactions
Due from	$ 16		$ 62
Due to	(231)		(178)
Defined benefit pension plan, expenses incurred	(10)		(9)		$ (9)
TELUS (parent)
Related party transactions
Revenues from services provided to	0		0		0
Goods and services purchased from	0		0		0
Gross profit	0		0		0
Receipts from related parties	0		0		0
Payments to related parties	0		0		1
Payments (made) collected by related parties on our behalf and other adjustments	(86)		(62)		(50)
Foreign exchange	17		2		2
Change in balance	(69)		(60)		(47)
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts payable	151		91		44
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts payable	220		151		91
Due from	5		20		8
Due to	(225)		(171)		(99)
Defined benefit pension plan, expenses incurred		$ (4)		$ (2)
Subsidiaries of TELUS
Related party transactions
Revenues from services provided to	656		559		428
Goods and services purchased from	(19)		(28)		(33)
Gross profit	637		531		395
Receipts from related parties	(719)		(600)		(417)
Payments to related parties	20		28		32
Payments (made) collected by related parties on our behalf and other adjustments	32		15		25
Foreign exchange	0		0		0
Change in balance	(30)		(26)		35
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts receivable	35		61		26
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts receivable	5		35		61
Due from	11		42		73
Due to	(6)		(7)		(12)
Total
Related party transactions
Revenues from services provided to	656		559		428
Goods and services purchased from	(19)		(28)		(33)
Gross profit	637		531		395
Receipts from related parties	(719)		(600)		(417)
Payments to related parties	20		28		33
Payments (made) collected by related parties on our behalf and other adjustments	(54)		(47)		(25)
Foreign exchange	17		2		2
Change in balance	(99)		(86)		(12)
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts payable	116		30		18
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts payable	215		116		30
Due from	16		62		81
Due to	$ (231)		$ (178)		$ (111)